Note 3: Recent Accounting Pronouncements	9 Months Ended
Jun. 30, 2013
Notes
Note 3: Recent Accounting Pronouncements

Note 3:  Recent Accounting Pronouncements

Recently issued accounting pronouncements

We do not expect the adoption of recently issued accounting pronouncement to have a significant impact on our results of operations, financial position or cash flow.